U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


1.       Name and address of issuers:

         Reich & Tang Distributors L.P.              Gruntal & Co., L.L.C.
         600 Fifth Avenue                            14 Wall Street
         New York, New York  10020-2302              New York, New York  10005

2.       Name of each series or class of funds for which this notice is filed:

         Insured Municipal Securities Trust, Series 29, New York Navigator Insured Series 11 and New Jersey Navigator Insured Series 8



3.       Investment Company Act File Number:         811-2868

         Securities Act File Number:                 33-45890

4.       Last day of fiscal year for which this notice is filed:  June 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

         Not Applicable

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None



C/M:  11939.0008 375142.1

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9.       Number and aggregate sale price of securities sold during the fiscal year:

               202       Shares             $215,238.96
         ---------------                     ----------

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

               202       Shares             $215,238.96
         ---------------                     ----------

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         Not Applicable

12.      Calculation of registration fee:


     (i) Aggregate sale price of securities
         sold during the fiscal year in
         reliance on rule 24f-2 (from Item 10)         $    215,238.96

    (ii) Aggregate price of shares issued in
         connection with dividend
         reinvestment plans (from Item 11,
         if applicable):                               +          0

   (iii) Aggregate price of shares redeemed
         or repurchased during the fiscal
         year (if applicable):                         -    186,000.00

    (iv) Aggregate price of shares redeemed
         or repurchased and previously
         applied as a reduction to filing
         fees pursuant to rule 24e-2 (if
         applicable):                                  +          0

     (v) Net aggregate price of securities
         sold and issued during the fiscal
         year in reliance on rule 24f-2
         [line (i), plus line (ii), less line (iii),
         plus line (iv)] (if applicable):              $    29,238.96

    (vi) Multiplier prescribed by Section 6(b)
         of the Securities Act of 1933 or
         other applicable law or regulation
         (see instruction C.6):                        x        1/33%

   (vii) Fee due [line (i) or line (v)
         multiplied by line (vi)]:                     $         8.86


     Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

13. Check Box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

         Exhibit:  Opinion of Messrs. Battle Fowler LLP

         Date of mailing or wire transfer of filing fees to the Commission's
         lockbox depository:       August 21, 1997


C/M:  11939.0008 375142.1

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuers and in the capacities and on the dates indicated.


By (Signature and Title)
-------------------------------------------------------------------------------

                    Peter J. DeMarco, Authorized Signatory for Reich & Tang Distributors L.P. and, as Attorney-in-Fact, for Gruntal & Co., L.L.C.


Date: August 13, 1997

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* Please print the name and title of the signing officer below the signature.

C/M:  11939.0008 375142.1